COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	87.8%
COMMODITY FUNDS	19.2%
DIVERSIFIED COMMODITY FUNDS	6.6%
Adams Natural Resources Fund, Inc.		149,985	$3,227,677
PIMCO Dynamic Income Strategy Fund		832,173	20,746,073

			23,973,750

SINGLE COMMODITY FUNDS	12.6%
Sprott Physical Gold & Silver Trust (Canada)(a)		578,497	21,225,055
Sprott Physical Gold Trust (Canada)(a)		502,155	14,873,831
Sprott Physical Silver Trust (Canada)(a)		597,145	9,375,177

			45,474,063

TOTAL COMMODITY FUNDS			69,447,813

EQUITY FUNDS	44.1%
GLOBAL HYBRID FUNDS	10.6%
BlackRock Capital Allocation Term Trust		1,126,148	16,655,729
BlackRock ESG Capital Allocation Term Trust		828,615	13,589,286
Calamos Global Total Return Fund		30,087	362,247
Calamos Long/Short Equity & Dynamic Income Trust		96,149	1,557,614
Guggenheim Active Allocation Fund		401,198	6,258,689

			38,423,565

MLP FUNDS	1.5%
ClearBridge Energy Midstream Opportunity Fund, Inc.		5,000	224,600
Kayne Anderson Energy Infrastructure Fund		96,000	1,187,520
Neuberger Berman Energy Infrastructure & Income Fund, Inc.		287,000	2,502,640
Tortoise Energy Infrastructure Corp.		31,164	1,342,857

			5,257,617

OPTION INCOME FUNDS	8.0%
BlackRock Enhanced Large Cap Core Fund, Inc.		112,847	2,595,481
Eaton Vance Enhanced Equity Income Fund II		171,355	4,100,525
Eaton Vance Risk-Managed Diversified Equity Income Fund		462,446	4,157,389
Eaton Vance Tax-Managed Buy-Write Income Fund		154,963	2,324,445
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		156,931	2,236,267
Eaton Vance Tax-Managed Diversified Equity Income Fund		295,617	4,700,310
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		964,977	8,781,291

			28,895,708

REAL ESTATE, INCLUDING REITS FUNDS	0.5%
Nuveen Real Asset Income & Growth Fund		137,846	1,964,306

REGIONAL EMERGING MARKET EQUITY FUNDS	0.7%
China Fund, Inc.		35,624	657,619
Fidelity China Special Situations PLC		177,598	785,821
Morgan Stanley China A Share Fund, Inc.		37,000	616,050
Templeton Dragon Fund, Inc.		50,000	582,500

			2,641,990

U.S. GENERAL EQUITY FUNDS	18.0%
Adams Diversified Equity Fund, Inc.		1,033,864	23,055,167
Cornerstone Strategic Investment Fund, Inc.		669,931	5,547,029
Cornerstone Total Return Fund, Inc.		290,000	2,331,600

		Shares	Value
Eaton Vance Tax-Advantaged Dividend Income Fund		45,413	$1,110,348
Eaton Vance Tax-Advantaged Global Dividend Income Fund		192,868	4,075,301
Gabelli Dividend & Income Trust		247,886	6,725,147
General American Investors Co., Inc.		269,999	16,796,638
Liberty All-Star Equity Fund		130,000	824,200
Neuberger Berman Next Generation Connectivity Fund, Inc.		17,928	275,732
SRH Total Return Fund, Inc.		226,158	4,107,029

			64,848,191

U.S. SECTOR EQUITY FUNDS	0.6%
abrdn Healthcare Investors		89,573	1,653,518
abrdn Healthcare Opportunities Fund		37,845	654,340

			2,307,858

UTILITIES FUNDS	4.2%
Allspring Utilities & High Income Fund		125,000	1,547,500
DNP Select Income Fund, Inc.		581,161	5,817,422
Duff & Phelps Utility & Infrastructure Fund, Inc.		294,862	3,806,668
NYLI CBRE Global Infrastructure Megatrends Term Fund		137,391	2,016,900
Reaves Utility Income Fund		23,000	911,260
Tortoise Sustainable & Social Impact Term Fund		74,996	881,953

			14,981,703

TOTAL EQUITY FUNDS			159,320,938

FIXED INCOME FUNDS	18.6%
BANK LOAN FUNDS	2.0%
BlackRock Floating Rate Income Trust		76,865	933,910
Blackstone Long-Short Credit Income Fund		149,996	1,799,952
Eaton Vance Floating-Rate Income Trust		117,240	1,379,915
Eaton Vance Senior Floating-Rate Trust		192,258	2,199,431
Pioneer Floating Rate Fund, Inc.		90,000	896,400

			7,209,608

CONVERTIBLE BOND FUNDS	0.7%
Calamos Convertible & High Income Fund		207,100	2,323,662

GLOBAL INCOME FUNDS	8.6%
PIMCO Access Income Fund		554,054	9,014,459
PIMCO Dynamic Income Fund		562,395	11,135,421
PIMCO Dynamic Income Opportunities Fund		779,619	11,008,220

			31,158,100

HIGH YIELD BOND FUNDS	0.0%
Pioneer High Income Fund, Inc. (Escrow Shares)		170,000	0

PREFERRED STOCK FUNDS	4.2%
Flaherty & Crumrine Dynamic Preferred & Income Fund, Inc.		114,827	2,484,856
Flaherty & Crumrine Preferred & Income Securities Fund		166,755	2,816,492
John Hancock Preferred Income Fund, Class INC		145,264	2,520,330
John Hancock Preferred Income Fund II, Class INC		141,687	2,387,426
John Hancock Preferred Income Fund III		34,447	531,862
John Hancock Premium Dividend Fund		339,697	4,531,558

			15,272,524

		Shares	Value
TAXABLE MUNICIPAL BOND FUNDS	0.4%
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust		100,924	$1,572,396

U.S. HIGH YIELD BOND FUNDS	0.6%
KKR Income Opportunities Fund		37,779	476,015
PGIM Short Duration High Yield Opportunities Fund		104,450	1,746,404

			2,222,419

U.S. MULTI SECTOR BOND FUNDS	2.0%
Guggenheim Strategic Opportunities Fund		336,789	5,045,099
PIMCO High Income Fund		385,919	1,925,736
Saba Capital Income & Opportunities Fund		15,000	116,550

			7,087,385

U.S. SECTOR BOND FUNDS	0.1%
BlackRock Income Trust, Inc.		15,000	168,600

TOTAL FIXED INCOME FUNDS			67,014,694

MUNICIPAL FUNDS	5.9%
DIVERSIFIED MUNICIPAL BOND FUNDS	3.7%
BlackRock MuniHoldings Fund, Inc.		70,447	827,752
BlackRock MuniVest Fund, Inc.		163,186	1,119,456
BlackRock MuniYield Fund, Inc.		48,315	510,207
BlackRock MuniYield Quality Fund III, Inc.		166,757	1,847,668
BlackRock MuniYield Quality Fund, Inc.		35,385	412,235
DWS Municipal Income Trust		60,000	550,200
Eaton Vance Municipal Bond Fund		62,382	620,077
Neuberger Berman Municipal Fund, Inc.		152,982	1,578,774
Nuveen AMT-Free Quality Municipal Income Fund		229,711	2,616,408
Nuveen Quality Municipal Income Fund		237,123	2,771,968
Putnam Municipal Opportunities Trust		34,200	353,286

			13,208,031

HIGH YIELD MUNICIPAL BOND FUNDS	2.2%
BNY Mellon Strategic Municipals, Inc.		176,400	1,102,500
Nuveen AMT-Free Municipal Credit Income Fund		179,978	2,211,930
Nuveen Municipal Credit Income Fund		194,560	2,443,673
Nuveen Municipal Credit Opportunities Fund		210,000	2,280,600

			8,038,703

TOTAL MUNICIPAL FUNDS			21,246,734

TOTAL CLOSED-END FUNDS (Identified cost—$262,659,161)			317,030,179

COMMON STOCK	4.3%
AUTOMOBILES	0.0%
WeRide, Inc., ADR (China)(a)		20,000	198,000

COMMUNICATION SERVICES	0.1%
Reddit, Inc., Class A(a)		1,000	229,990

CONSUMER DISCRETIONARY	0.1%
McGraw Hill, Inc.(a)		30,000	376,500

ENERGY	0.4%
Venture Global, Inc., Class A		105,857	1,502,111

		Shares	Value
FINANCIAL	1.6%
Berkshire Hathaway, Inc., Class B(a)		10,007	$5,030,919
Bowhead Specialty Holdings, Inc.(a)		24,000	648,960
Neptune Insurance Holdings, Inc., Class A(a)		5,000	100,000

			5,779,879

HEALTH CARE	0.7%
Carlsmed, Inc.(a)		30,000	401,700
Concentra Group Holdings Parent, Inc.		25,420	532,041
Tempus AI, Inc.(a)		2,000	161,420
Waystar Holding Corp.(a)		34,000	1,289,280

			2,384,441

INDUSTRIALS	0.7%
Firefly Aerospace, Inc.(a)		1,000	29,320
StandardAero, Inc.(a)		20,000	545,800
UL Solutions, Inc., Class A		25,000	1,771,500
Voyager Technologies, Inc., Class A(a)		5,000	148,900

			2,495,520

INFORMATION TECHNOLOGY	0.7%
Astera Labs, Inc.(a)		4,000	783,200
Netskope, Inc., Class A(a)		5,000	113,650
Onestream, Inc.(a)		10,000	184,300
Rubrik, Inc., Class A(a)		9,000	740,250
SailPoint, Inc.(a)		30,000	662,400

			2,483,800

TOTAL COMMON STOCK (Identified cost—$11,642,508)			15,450,241

RIGHTS	0.0%
BlackRock Income Trust, Inc., expires 10/20/25(a)		15,000	885
ClearBridge Energy Midstream Opportunity Fund, Inc., expires 10/10/25(a)		5,000	95

TOTAL RIGHTS (Identified cost—$0)			980

EXCHANGE-TRADED FUNDS	6.6%
COMMODITY FUNDS	1.4%
SINGLE COMMODITY FUNDS
iShares Silver Trust(a)		10,000	423,700
SPDR Gold MiniShares Trust(a)		30,000	2,293,500
SPDR Gold Shares(a)		6,675	2,372,762

			5,089,962

EQUITY FUNDS	5.2%
MLP FUNDS	0.2%
FT Energy Income Partners Enhanced Income ETF		28,937	573,531

U.S. GENERAL EQUITY FUNDS	5.0%
Consumer Discretionary Select Sector SPDR Fund		6,500	1,557,660

		Shares	Value
SPDR S&P 500 ETF Trust		25,000	$16,654,500

			18,212,160

TOTAL EQUITY FUNDS			18,785,691

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$18,930,085)			23,875,653

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(b)		1,288,639	1,288,639
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(b)		1,287,658	1,287,658

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,576,297)			2,576,297

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$295,808,051)	99.4%		358,933,350
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		1,998,195

NET ASSETS	100.0%		$360,931,545

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds	$317,030,179	$—	$—	$317,030,179
Common Stock	15,450,241	—	—	15,450,241
Rights	980	—	—	980
Exchange-Traded Funds	23,875,653	—	—	23,875,653
Short-Term Investments	—	2,576,297	—	2,576,297

Total Investments in Securities(c)	$356,357,053	$2,576,297	$—	$358,933,350

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)	Rate quoted represents the annualized seven–day yield.
(c)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Schedule of Investments.